Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
Year	Minimum payments[1]
(In thousands)
2013	$34,853
2014	33,013
2015	32,065
2016	28,793
2017	23,445
Later years	162,462
$314,631